Interest Bearing Borrowings (Details) - Schedule of Interest bearing borrowings - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Current
Convertible notes-ACAM		$ 1,644,081
Convertible notes-iGGF		534,061
Total convertible notes		2,178,142
R&D tax prepayment loan	700,000
Other loans	410,171
Total	$ 1,110,171	$ 2,178,142